Financial instruments and related disclosures - Summary Anticipated Contractual Cash Flows for Derivative Instruments, Excluding Embedded Derivatives and Equity Options, Using Undiscounted Cash Flows (Detail) - Derivative Instruments [Member] - GBP (£)
£ in Millions
	Dec. 31, 2021	Dec. 31, 2020
Interest rate swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Gross cash inflows,Cross currency interest rate swaps, Foreign exchange forward contracts and swaps	£ 351	£ 551
Gross cash ouflows,Cross currency interest rate swaps, Foreign exchange forward contracts and swaps,	(337)	(569)
Foreign Exchange Forward Contracts and Swaps [member]
Disclosure of detailed information about financial instruments [line items]
Gross cash inflows,Cross currency interest rate swaps, Foreign exchange forward contracts and swaps	41,252	32,451
Gross cash ouflows,Cross currency interest rate swaps, Foreign exchange forward contracts and swaps,	(41,290)	(32,508)
Not later than 1 year [member] | Interest rate swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Gross cash inflows,Cross currency interest rate swaps, Foreign exchange forward contracts and swaps	0	551
Gross cash ouflows,Cross currency interest rate swaps, Foreign exchange forward contracts and swaps,	(13)	(569)
Not later than 1 year [member] | Foreign Exchange Forward Contracts and Swaps [member]
Disclosure of detailed information about financial instruments [line items]
Gross cash inflows,Cross currency interest rate swaps, Foreign exchange forward contracts and swaps	41,252	32,451
Gross cash ouflows,Cross currency interest rate swaps, Foreign exchange forward contracts and swaps,	(41,290)	(32,508)
Between 1 and 2 years [member] | Interest rate swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Gross cash inflows,Cross currency interest rate swaps, Foreign exchange forward contracts and swaps	12	0
Gross cash ouflows,Cross currency interest rate swaps, Foreign exchange forward contracts and swaps,	(26)	0
Between 1 and 2 years [member] | Foreign Exchange Forward Contracts and Swaps [member]
Disclosure of detailed information about financial instruments [line items]
Gross cash inflows,Cross currency interest rate swaps, Foreign exchange forward contracts and swaps	0	£ 0
Gross cash ouflows,Cross currency interest rate swaps, Foreign exchange forward contracts and swaps,	0
Between 2 and 3 years [member] | Interest rate swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Gross cash inflows,Cross currency interest rate swaps, Foreign exchange forward contracts and swaps	24
Gross cash ouflows,Cross currency interest rate swaps, Foreign exchange forward contracts and swaps,	(26)
Between three and four years | Interest rate swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Gross cash inflows,Cross currency interest rate swaps, Foreign exchange forward contracts and swaps	28
Gross cash ouflows,Cross currency interest rate swaps, Foreign exchange forward contracts and swaps,	(26)
Between four and five years | Interest rate swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Gross cash inflows,Cross currency interest rate swaps, Foreign exchange forward contracts and swaps	28
Gross cash ouflows,Cross currency interest rate swaps, Foreign exchange forward contracts and swaps,	(26)
Greater than five years | Interest rate swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Gross cash inflows,Cross currency interest rate swaps, Foreign exchange forward contracts and swaps	259
Gross cash ouflows,Cross currency interest rate swaps, Foreign exchange forward contracts and swaps,	£ (220)